Employee Benefit Plans (Unfunded) (Details) - Schedule of Components of Actuarial Gain - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Schedule of Components of Actuarial Gain [Abstract]
Actuarial (gain)/loss due to demographic assumption changes in defined benefit obligation	$ (3,178)	$ (6,724)	$ (2,430)	$ (9,619)	$ (11,440)	$ (7,588)
Actuarial (gain)/ loss due to financial assumption changes in defined benefit obligation	5,847	1,651	312	(6,106)	(7,033)	12,920
Actuarial (gain)/loss due to experience on defined benefit obligation	15,320	(6,024)	63,712	(23,522)	(26,900)	(56,696)
Total	$ 17,989	$ (11,097)	$ 61,594	$ (39,247)	$ (45,373)	$ (51,364)